2017 Retirement Distribution Fund
2017 Retirement Distribution Fund — A Shares
Investment Objective
The Fund primarily seeks to provide a stated annual target distribution for 10 years from its inception.
As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 102 and 104, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 17 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		2017 Retirement Distribution Fund A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%
Maximum Deferred Sales Charge (Load)	[1]	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		2017 Retirement Distribution Fund Class A Shares
Advisory Fee	[1]	0.20%
Distribution (12b-1) Fees	[1]	0.25%
Other Expenses	[1]	5.50%
Acquired Fund Fees and Expenses	[1]	0.67%
Total Annual Fund Operating Expenses	[1]	6.62%
Less Fee Waivers and Expense Reimbursements	[1]	(5.43%)
Net Annual Fund Operating Expenses	[1]	1.19%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Until April 29, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct expenses to the extent that direct expenses exceed 0.52% of the average daily net assets of the Fund on an annual basis. Direct operating expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Funds. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Transposed (USD $)	2017 Retirement Distribution Fund Class A Shares
1 Year	689
3 Years	1,964
5 Years	3,197
10 Years	6,111

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is not intended for pre-retirement wealth accumulation. It is intended to provide for distribution (or "decumulation") of assets during retirement. The Fund seeks to provide steady, predictable, but not guaranteed distributions by making ten stated annual target distributions (the "Term"). The Fund's distribution policy may be modified at any time. The Fund's current annual target distribution is $0.70 per share per year payable annually. This distribution is not guaranteed and a substantial portion of the distribution may be return of capital.

The Fund was opened in 2008 and, as of the date of this Prospectus, has made four distributions. The Fund intends to make its last annual distribution in 2017. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains ("Required Tax Distributions"). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital . This means you will receive a portion of your original investment back as part or all of the annual target distribution. If the Required Tax Distributions are greater than the annual target distribution, there will be a " Distribution Overage. " In order for you to receive your expected annual target distributions, you must reinvest all Distribution Overages . The target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage. If you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years.

Because the Fund's net asset value ("NAV") changes daily, the Fund's payout ratio (target distribution per share divided by net asset value per share) will change on a daily basis . To calculate the number of shares you should buy in order to received a desired aggregate annual distribution, see "Determining How Many Shares to Buy" in the Fund's Prospectus.

The Fund is a fund of funds and seeks to achieve its objective principally by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, alternative and cash) is represented by one or more Underlying Funds. The Underlying Funds employ a multi-manager approach whereby assets of the Underlying Fund are allocated to different money managers unaffiliated with Russell Investment Management Company ("RIMCo") . The Underlying Funds to which the Fund allocates its assets and the percentage allocations will change over time. In addition, the Fund may in the future invest in other funds which are not currently Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Purchase After First Stated Annual Target Distribution. Investors who purchase shares after the Fund has made its first stated annual target distribution may not receive the same results as investors who purchase shares prior to that distribution. This may include a different payout ratio and/or a different amount of the investor's initial investment remaining at the end of the period.
  Target Distribution. Neither the Fund nor RIMCo can offer any assurance that the Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of the Fund to make its target distributions as well as the amount of your initial investment that will remain at the end of the Fund's term.
  Impact of Changes to Net Asset Value . If the NAV per share of the Fund decreases due to declines in the value of the Fund's investments, there will be a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment remaining at the end of the Term will be less and may possibly be zero.
  Return of Capital. To the extent that income and capital gains are insufficient to pay the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Fund achieving its secondary objective of preservation of a portion of the capital initially invested.
  Sufficient Assets. The Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If the Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.
  Investment Model Assumptions. The investment model used by the Funds relies on RIMCo's capital markets assumptions. The capital markets assumptions may differ from actual results and the investment model's asset allocation may be more aggressive or more conservative than necessary. If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet the Fund's primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.
  Investing in Affiliated Underlying Funds . The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Active Management . The securities selected for the portfolio may not perform as the Fund’s money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Effective August 15, 2012, the following risk factor replaces the "Equity Securities" risk factor listed above:
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund's operations. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. Please see the Performance Notes section of the Fund's Prospectus for further information regarding performance of the Fund.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
A Shares Calendar Year Total Returns

Highest Quarterly Return: 10.40% (3Q/09) Lowest Quarterly Return: (18.12)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns 2017 Retirement Distribution Fund	1 Year	Since Inception
A Shares	(8.99%)	(5.60%)
A Shares Return After Taxes on Distributions	(9.60%)	(6.51%)
A Shares Return After Taxes on Distributions and Sale of Fund Shares	(5.83%)	(5.19%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.38%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(1.42%)
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(12.35%)	(7.66%)